Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		30 Months Ended				41 Months Ended		60 Months Ended		120 Months Ended
		Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2023	Jul. 31, 2022	Feb. 08, 2022	Jul. 31, 2021	Feb. 23, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000224114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		(2.51%)						(6.56%)	[1]
C000224114 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 7,920		$ 7,920		$ 7,920		$ 7,920		$ 7,920		$ 7,920		$ 7,657	$ 6,943		$ 8,690	$ 9,425
Average Annual Return, Percent		3.44%						(4.94%)	[1]
C000224117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	1.71%						(5.65%)	[3]
C000224117 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 8,189		8,189		8,189		$ 8,189		8,189		8,189		7,973	7,287		9,190	10,000
Average Annual Return, Percent		2.71%						(5.65%)	[3]
C000224115 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 8,475		8,475		8,475		$ 8,475		8,475		8,475		8,163	7,382		9,230	10,000
Average Annual Return, Percent		3.82%						(4.70%)	[4]
C000224118 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 8,192		8,192		8,192		$ 8,192		8,192		8,192		7,975	7,287		9,190	10,000
Average Annual Return, Percent		2.73%						(5.64%)	[5]
C000224113 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 8,329		8,329		8,329		$ 8,329		8,329		8,329		8,072	7,340		9,210	10,000
Average Annual Return, Percent		3.19%						(5.18%)	[6]
C000224112 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 8,407		8,407		8,407		$ 8,407		8,407		8,407		8,118	7,366		9,220	10,000
Average Annual Return, Percent		3.57%						(4.93%)	[7]
C000224111 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 8,475		8,475		8,475		$ 8,475		8,475		8,475		8,173	7,392		9,230	10,000
Average Annual Return, Percent		3.69%						(4.70%)	[8]
C000224116 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 8,487		8,487		$ 8,487		$ 8,487		8,487		8,487		8,174	7,392		9,230	10,000
Average Annual Return, Percent		3.83%						(4.66%)	[9]
C000232773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		9.52%				5.62%	[10]
C000232773 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 11,452		11,452		$ 11,452		$ 11,452		11,452		11,452		9,856	8,822	$ 9,425
Average Annual Return, Percent		16.20%				8.18%	[10]
C000232776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[11]	14.38%				7.38%	[12]
C000232776 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 11,930		11,930		$ 11,930		11,930		11,930		11,930		10,340	9,320	10,000
Average Annual Return, Percent		15.38%				7.38%	[12]
C000232775 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 12,225		12,225		$ 12,225		12,225		12,225		12,225		10,488	9,370	10,000
Average Annual Return, Percent		16.56%				8.44%	[13]
C000232774 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 11,930		11,930		$ 11,930		11,930		11,930		11,930		10,340	9,320	10,000
Average Annual Return, Percent		15.38%				7.38%	[14]
C000232777 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 12,079		12,079		$ 12,079		12,079		12,079		12,079		10,424	9,350	10,000
Average Annual Return, Percent		15.87%				7.92%	[15]
C000232772 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 12,152		12,152		$ 12,152		12,152		12,152		12,152		10,456	9,360	10,000
Average Annual Return, Percent		16.22%				8.18%	[16]
C000232771 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 12,225		12,225		$ 12,225		12,225		12,225		12,225		10,498	9,370	10,000
Average Annual Return, Percent		16.45%				8.44%	[17]
C000232770 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 12,238		12,238		$ 12,238		12,238		$ 12,238		$ 12,238		10,499	9,370	10,000
Average Annual Return, Percent		16.57%				8.49%	[18]
C000118291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		11.48%								11.50%		9.22%
C000118291 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 24,158		24,158		$ 24,158		24,158		$ 24,158		$ 24,158		20,425	18,287		18,584		$ 13,434	$ 13,210	$ 12,873	$ 11,614	$ 10,136	$ 9,983	$ 9,425
Average Annual Return, Percent		18.28%								12.83%		9.87%
C000118292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[19]	13.37%								11.72%		9.06%
C000118292 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 23,794		23,794		23,794		23,794		$ 23,794		$ 23,794		20,272	18,286		18,720		13,638	13,514	13,267	12,054	10,605	10,518	10,000
Average Annual Return, Percent		17.37%								11.98%		9.06%
C000118293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[20]	16.36%								11.99%		9.05%
C000118293 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 23,787		23,787		23,787		23,787		$ 23,787		$ 23,787		20,268	18,273		18,716		13,635	13,506	13,262	12,050	10,600	10,517	10,000
Average Annual Return, Percent		17.36%								11.99%		9.05%
C000118294 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 26,283		26,283		26,283		26,283		$ 26,283		$ 26,283		22,180	19,801		20,073		14,477	14,200	13,811	12,421	10,804	10,616	10,000
Average Annual Return, Percent		18.50%								13.10%		10.15%
C000118295 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 23,779		23,779		23,779		23,779		$ 23,779		$ 23,779		20,263	18,279		18,713		13,632	13,508	13,262	12,047	10,597	10,512	10,000
Average Annual Return, Percent		17.35%								11.98%		9.05%
C000118296 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 24,990		24,990		24,990		24,990		$ 24,990		$ 24,990		21,195	19,011		19,377		14,049	13,847	13,524	12,225	10,699	10,570	10,000
Average Annual Return, Percent		17.90%								12.53%		9.59%
C000118297 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 25,616		25,616		25,616		25,616		$ 25,616		$ 25,616		21,665	19,392		19,710		14,253	14,016	13,665	12,317	10,752	10,589	10,000
Average Annual Return, Percent		18.23%								12.82%		9.86%
C000118298 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 26,272		26,272		26,272		26,272		$ 26,272		$ 26,272		22,161	19,784		20,064		14,472	14,195	13,798	12,410	10,805	10,622	10,000
Average Annual Return, Percent		18.55%								13.10%		10.14%
C000118299 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 26,547		26,547		26,547		26,547		$ 26,547		$ 26,547		22,377	19,967		20,226		14,576	14,285	13,867	12,466	10,835	10,630	10,000
Average Annual Return, Percent		18.63%								13.19%		10.26%
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Account Value		$ 8,508		8,508		8,508		$ 8,508		$ 8,508		$ 8,508		8,007	7,390		9,247	$ 10,000
Average Annual Return, Percent	[21]	6.27%						(4.59%)	[1]
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 34,403		$ 34,403		$ 34,403		$ 34,403		$ 34,403		$ 34,403		28,165	24,921	$ 10,000	$ 26,134		$ 19,153	$ 17,108	$ 15,843	$ 13,629	$ 11,745	$ 11,121	$ 10,000
Average Annual Return, Percent		22.15%	[22],[23]	10.52%	[16],[24]	10.52%	[10],[25]			15.00%	[22],[23]	13.15%	[22],[23]
Standard And Poors 500 Stock C000232773 Index [Member]
Account Value [Line Items]
Account Value		$ 12,813		$ 12,813		$ 12,813		12,813		$ 12,813		$ 12,813		10,490	9,282
Standard And Poors 500 Stock C000232776 Index [Member]
Account Value [Line Items]
Account Value		12,813		12,813		12,813		12,813		12,813		12,813		10,490	9,282
Standard And Poors 500 Stock C000232775 Index [Member]
Account Value [Line Items]
Account Value		12,813		12,813		12,813		12,813		12,813		12,813		10,490	9,282
Standard And Poors 500 Stock C000232774 Index [Member]
Account Value [Line Items]
Account Value		12,813		12,813		12,813		12,813		12,813		12,813		10,490	9,282
Standard And Poors 500 Stock C000232777 Index [Member]
Account Value [Line Items]
Account Value		12,813		12,813		12,813		12,813		12,813		12,813		10,490	9,282
Standard And Poors 500 Stock C000232772 Index [Member]
Account Value [Line Items]
Account Value		12,813		12,813		12,813		12,813		12,813		12,813		10,490	9,282
Standard And Poors 500 Stock C000232771 Index [Member]
Account Value [Line Items]
Account Value		12,813		12,813		12,813		12,813		12,813		12,813		10,490	9,282
Standard And Poors 500 Stock C000232770 Index [Member]
Account Value [Line Items]
Account Value		$ 12,813		$ 12,813		$ 12,813		$ 12,813		$ 12,813		$ 12,813		$ 10,490	$ 9,282

[1]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[2]	Assuming redemption at the end of the applicable period.
[3]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[4]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[5]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[6]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[7]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[8]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[9]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
[10]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[11]	Assuming redemption at the end of the applicable period.
[12]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[13]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[14]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[15]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[16]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[17]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[18]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
[19]	Assuming redemption at the end of the applicable period.
[20]	Assuming redemption at the end of the applicable period.
[21]	Source: FactSet Research Systems Inc.
[22]	Source: FactSet Research Systems Inc
[23]	Source: FactSet Research Systems Inc.
[24]	Source: FactSet Research Systems Inc.
[25]	Source: FactSet Research Systems Inc.